Basic and Diluted Net (Loss)/ Income Per Share - Schedule Of Earnings Per Share Basic And Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income		¥ 59,907		$ 9,400	¥ (394,827)		¥ (574,781)
Net (loss)/income attributable to ordinary shareholders-Basic and diluted		¥ 59,907		$ 9,400	¥ (394,827)		¥ (574,781)
Denominator for basic and diluted (loss)/income per share weighted-average ordinary shares outstanding
Basic	[1],[2]	50,022,094		50,022,094	49,430,696		49,364,429
diluted	[1],[2]	50,277,973		50,277,973	49,430,696		49,364,429
Basic (loss)/income per share | (per share)		¥ 1.20	[1],[2]	$ 0.19	¥ (7.99)	[1],[2]	¥ (11.64)	[1],[2]
Diluted (loss)/income per share | (per share)		¥ 1.19	[1],[2]	$ 0.19	¥ (7.99)	[1],[2]	¥ (11.64)	[1],[2]
ADS [Member]
Denominator for basic and diluted (loss)/income per share weighted-average ordinary shares outstanding
Basic	[3]	3,573,007		3,573,007	3,530,764		3,526,031
diluted	[3]	3,591,284		3,591,284	3,530,764		3,526,031
Basic (loss)/income per share | ¥ / shares	[3]	¥ 16.80			¥ (111.86)		¥ (162.96)
Diluted (loss)/income per share | ¥ / shares	[3]	¥ 16.66			¥ (111.86)		¥ (162.96)

[1]	Options exercisable for a minimal exercise price are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, the weighted average number of shares of nil, nil and 215,684 related to these options, for which the exercise price is US$0.01 per share, are included in the denominator for the computation of basic net (loss)/income per share for the years ended December 31, 2019, 2020 and 2021, respectively.
[2]	The effects of all outstanding share options of 1,051,152 in 2019 and 372,273 in 2020 have been excluded from the computation of diluted loss per share as their effects would be anti-dilutive.
[3]	Basic and diluted net (loss)/income per ADS calculation was given the retroactive effect per the subsequent event disclosed in Note 21. The ADS in this Note represents the new ADS ratio of one (1) ADS to fourteen (14) Class A ordinary share.